COMMITMENTS AND CONTINGENCIES (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash payments for operating leases	$ 1,019,027
New operating lease assets obtained in exchange for operating lease liabilities	$ 6,040,287